CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash Flows from Operating Activities:
Net income	¥ 351,635	¥ 338,587	¥ 296,933
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	399,527	364,242	340,252
Principal payments received under net investment in leases	495,717	475,730	489,428
Provision for credit losses	18,723	20,968	8,117
Equity in net income of equity method investments	(57,182)	(36,774)	(22,081)
(Gains) Losses on sales of subsidiaries and equity method investments and liquidation losses, net	(87,705)	(72,488)	(33,000)
Bargain purchase gain	(3,750)	0	(1,174)
Gains on sales of securities other than trading	6,772	(3,943)	(2,657)
Gains on sales of operating lease assets	(76,633)	(53,441)	(56,932)
Write-downs of long-lived assets	25,933	1,724	2,297
Write-downs of securities	554	315	824
Deferred tax provision	23,346	20,000	36,947
(Increase) Decrease in trading securities	28,487	(8,041)	31,855
Increase in inventories	(9,839)	(58,126)	(17,527)
(Increase) Decrease in trade notes, accounts and other receivable	(2,641)	5,235	12,953
Decrease in trade notes, accounts and other payable	(3,910)	(4,427)	(12,173)
Increase in policy liabilities and policy account balances	268,258	186,193	89,915
Increase (Decrease) in income taxes payable	(9,232)	107,881	(128,948)
Other, net	(67,867)	(40,233)	(121,941)
Net cash provided by operating activities	1,300,193	1,243,402	913,088
Cash Flows from Investing Activities:
Purchases of lease equipment	(1,288,608)	(1,124,207)	(976,502)
Originations of installment loans	(1,506,006)	(1,429,738)	(1,275,795)
Principal collected on installment loans	1,302,302	1,356,586	1,337,889
Proceeds from sales of operating lease assets	373,804	262,724	233,452
Investments in equity method investees, net	(64,985)	(166,640)	(66,186)
Proceeds from sales of equity method investments	95,789	23,967	104,387
Purchases of available-for-sale debt securities	(700,403)	(570,241)	(515,865)
Proceeds from sales of available-for-sale debt securities	289,170	197,640	323,773
Proceeds from redemption of available-for-sale debt securities	257,338	47,280	44,496
Purchases of equity securities other than trading	(76,767)	(57,819)	(55,539)
Proceeds from sales of equity securities other than trading	31,594	54,728	36,444
Purchases of property under facility operations	(69,064)	(76,667)	(103,572)
Acquisitions of subsidiaries, net of cash acquired	(89,871)	(42,486)	(206,830)
Sales of subsidiaries, net of cash disposed	111,043	139,525	19,987
Other, net	24,969	12,545	1,383
Net cash used in investing activities	(1,309,695)	(1,372,803)	(1,098,478)
Cash Flows from Financing Activities:
Net increase (decrease) in debt with maturities of three months or less	(98,621)	10,751	20,408
Proceeds from debt with maturities longer than three months	1,549,750	1,218,867	1,820,633
Repayment of debt with maturities longer than three months	(1,368,479)	(1,177,803)	(1,158,517)
Net increase (decrease) in deposits due to customers	204,034	(1,572)	(30,638)
Cash dividends paid to ORIX Corporation shareholders	(135,590)	(99,900)	(106,290)
Acquisition of treasury stock	(53,518)	(50,001)	(52,071)
Contribution from noncontrolling interests	3,577	15,621	3,926
Purchases of shares of subsidiaries from noncontrolling interests	(521)	(108)	(46,319)
Net increase in call money	50,000	0	5,000
Other, net	(1,310)	(1,332)	(17,824)
Net cash provided by (used in) financing activities	149,322	(85,477)	438,308
Effect of Exchange Rate Changes on Cash, Cash Equivalents and Restricted Cash	(3,144)	33,277	22,178
Net increase (decrease) in Cash, Cash Equivalents and Restricted Cash	136,676	(181,601)	275,096
Cash, Cash Equivalents and Restricted Cash at Beginning of Year	1,185,307	1,366,908	1,091,812
Cash, Cash Equivalents and Restricted Cash at End of Year	¥ 1,321,983	¥ 1,185,307	¥ 1,366,908